CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 307,223	$ 292,457
Investments	16,070	48,408
Trade receivables	499,283	424,810
Other assets	31,753	15,197
Other receivables	54,786	70,212
Other financial assets	15,418	6,529
Total current assets	924,533	857,613
Non-current assets
Investments	1,833	1,513
Other assets	4,088	10,657
Other receivables	26,475	21,141
Deferred tax assets	60,777	41,982
Investment in associates	1,426	1,337
Other financial assets	34,864	34,978
Property and equipment	162,736	161,733
Intangible assets	235,540	182,572
Right-of-use asset	119,400	147,311
Goodwill	1,163,683	734,952
Total non-current assets	1,810,822	1,338,176
TOTAL ASSETS	2,735,355	2,195,789
Current liabilities
Trade payables	124,545	89,397
Payroll and social security taxes payable	221,843	203,819
Borrowings	156,916	2,838
Other financial liabilities	81,504	59,316
Lease liabilities	47,852	37,681
Tax liabilities	33,229	23,454
Income tax payable	11,287	11,276
Other liabilities	896	808
Total current liabilities	678,072	428,589
Non-current liabilities
Trade payables	2,981	5,445
Borrowings	2,191	861
Other financial liabilities	163,318	78,055
Lease liabilities	70,884	97,457
Deferred tax liabilities	9,706	11,291
Payroll and social security taxes payable	5,139	4,316
Contingent liabilities	16,448	13,615
Total non-current liabilities	270,667	211,040
TOTAL LIABILITIES	948,739	639,629
Capital and reserves
Issued capital	51,705	50,724
Additional paid-in capital	1,022,918	950,520
Other reserves	(42,048)	(32,242)
Retained earnings	697,089	538,551
Total equity attributable to owners of the Company	1,729,664	1,507,553
Non-controlling interests	56,952	48,607
Total equity	1,786,616	1,556,160
TOTAL EQUITY AND LIABILITIES	$ 2,735,355	$ 2,195,789